INTANGIBLE ASSETS - Amortization expenses of intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information about reconciliation of changes in intangible assets and goodwill
Amortization	¥ 377,714	¥ 459,482	¥ 338,938
Intangible assets (Note 6)	1,399,972	960,000
Cost of sales
Information about reconciliation of changes in intangible assets and goodwill
Amortization	305,484	371,616	294,766
General and administrative expenses
Information about reconciliation of changes in intangible assets and goodwill
Amortization	72,230	87,866	¥ 44,172
Mining rights
Information about reconciliation of changes in intangible assets and goodwill
Amortization	326,052	412,599
Mining rights carrying value	¥ 1,400,000	¥ 960,000